As filed with the Securities and Exchange Commission on November 12, 2014

Securities Act File No. 333-180881

Investment Company Act File No. 811-22701

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

(Check appropriate box or boxes.)

ARDEN INVESTMENT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (212) 751-5252

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue

32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

With copies to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒   Immediately upon filing pursuant to paragraph (b)

☐   On                      pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   On (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of November, 2014.

Arden Investment Series Trust

By:	/s/ Henry P. Davis
Henry P. Davis Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Henry P. Davis	Trustee, President and	November 12, 2014
Henry P. Davis	Chief Executive Officer

/s/ Charles S. Crow III*	Trustee	November 12, 2014
Charles S. Crow, III

/s/ Richard B. Gross*	Trustee	November 12, 2014
Richard B. Gross

/s/ David C. Reed*	Trustee	November 12, 2014
David C. Reed

/s/ Andrew Katz*	Chief Financial Officer	November 12, 2014
Andrew Katz

* This registration statement has been signed by each of the persons so indicated by the undersigned as attorney in fact.

/s/ Henry P. Davis
Henry P. Davis, Attorney-in-Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase